RISK MANAGEMENT - Offset of financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ 6,075,325	$ 3,978,057
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		(134,397)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	6,075,325	3,843,660
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(5,179,714)	(3,724,677)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(50,982)	(33,182)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	844,629	85,801
Derivatives
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	1,006,844	446,526
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		(134,397)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	1,006,844	312,129
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(10,116)	(2,831)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(50,982)	(33,182)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	945,746	276,116
Repurchase Agreements
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	5,068,481	3,531,531
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	5,068,481	3,531,531
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(5,169,598)	(3,721,846)
Net financial liabilities (assets) subject to offsetting, enforceable master netting arrangements or similar agreements	$ (101,117)	$ (190,315)